GOODWILL & INTANGIBLE ASSETS, NET:	6 Months Ended
Jun. 30, 2022
GOODWILL & INTANGIBLE ASSETS, NET:
GOODWILL & INTANGIBLE ASSETS, NET:

NOTE 5 — GOODWILL & INTANGIBLE ASSETS, NET:

Goodwill

The following table presents the changes in the carrying amount of goodwill for the six months ended June 30, 2022 (U.S. dollars in thousands):

Balance as of December 31, 2021	$240,299
Goodwill from acquisition of Tapjoy	216,055
Balance as of June 30, 2022	$456,354

NOTE 5 — GOODWILL & INTANGIBLE ASSETS, NET: (continued)

Intangible Assets

The following tables present details of our intangible assets (U.S. dollars in thousands):

		June 30,
		2022
	Weighted-
	Average	Carrying
	Remaining	Amount,
	Useful Lives	Net of	Accumulated	Net Book
	in Years	Impairment	Amortization	Value
Technology	5.17	$173,925	$(27,492)	$146,433
Customer relationships	7.04	44,382	(8,936)	35,446
Trade Name	4.51	5,700	(570)	5,130
Domain	6.61	1,950	(340)	1,610
Total intangible assets		$225,957	$(37,338)	$188,619

		December 31,
		2021
	Weighted-
	Average	Carrying
	Remaining	Amount,
	Useful Lives	Net of	Accumulated	Net Book
	in Years	Impairment	Amortization	Value
Technology	4.68	$60,400	$(12,908)	$47,492
Customer relationships	3.97	11,082	(6,085)	4,997
Domain	7.1	1,950	(218)	1,732
Total intangible assets		$73,432	$(19,211)	$54,221

Amortization expenses of intangible assets were $18,127 thousand and $2,825 thousand for the six months ended June 30, 2022 and 2021, respectively.

The following table presents the estimated future amortization of intangible assets as of June 30, 2022 (U.S. dollars in thousands):

Year ending December 31
Remainder of 2022	$18,210
2023	36,434
2024	34,914
2025	33,041
2026	32,735
Thereafter	33,285
$188,619